SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 06, 2020	Feb. 07, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Disposal of investments in associates and joint ventures			$ 135	$ 1,289	$ 0
Chilean toll roads
Disclosure of non-adjusting events after reporting period [line items]
Ownership and voting Interest		17.00%
Disposal of investments in associates and joint ventures		$ 365
Disposal of equity method investment | Chilean toll roads
Disclosure of non-adjusting events after reporting period [line items]
Ownership and voting Interest	17.00%
Disposal of investments in associates and joint ventures	$ 170